Commitments And Contingent Obligations	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Obligations [Abstract]
Commitments And Contingent Obligations
15.	Commitments and contingent obligations:

(a)	As of December 31, 2011, based on the contractual delivery dates, the Company has outstanding commitments for the purchase of additional vessels and installment payments for vessels under construction, including payments to be made on the Company's behalf as described in note 10, as follows:

2012	$313,275
2013	60,440
2014	209,440

$583,155

(b)	As of December 31, 2011, based on 100% utilization, the minimum future revenues to be received on committed time charter party agreements are approximately:

2012	$676,211
2013	666,837
2014	694,175
2015	694,452
2016	645,308
Thereafter	3,090,198

$6,467,181

(c)	As of December 31, 2011, the minimum future amounts to be received on committed bareboat charter party agreements are approximately:

2012	$14,640
2013	15,977
2014	21,170
2015	21,170
2016	37,481

$110,438